Share-Based Payment - Schedule of Weighted Average Fair Values and Exercise Price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Fair Values and Exercise Price [Abstract]
Weighted average exercise prices	$ 18.05	$ 12.02	$ 16.11
Weighted average fair value on grant date	$ 6.26	$ 4.1	$ 5.11